As filed with the Securities and Exchange Commission

on September 8, 2017

Securities Act File No. 33-68124

Investment Company Act File No. 811-7986

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 54	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 56	☒

(Check appropriate box or boxes)

THE ALGER INSTITUTIONAL FUNDS

(Exact Name of Registrant as Specified in Charter)

360 Park Avenue South, New York, New York	10010
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	212-806-8800

Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, NY 10010

(Name and Address of Agent for Service)

Copy to:

Gary L. Granik, Esq.

Proskauer Rose LLP

11 Times Square

New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐            The post effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment Company Act of 1940,  as  amended,  Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post Effective Amendment to the registration statement to be signed on its behalf by the undersigned,  thereto duly authorized, in the City of New York and State of New York on the 8th day of September, 2017.

THE ALGER INSTITUTIONAL FUNDS

		By:	/s/ Hal Liebes
Hal Liebes, President

ATTEST:	/s/ Lisa A. Moss

Lisa A. Moss, Secretary

Pursuant to the  requirements  of the Securities Act of 1933, this Amendment has been signed below by the following  persons in the  capacities  and on the dates indicated.

/s/ Hal Liebes	President (Principal	September 8, 2017
Hal Liebes	Executive Officer)

/s/ Michael D. Martins	Treasurer	September 8, 2017
Michael D. Martins	(Chief Financial Officer)

*	Trustee	September 8, 2017
Charles F. Baird, Jr.

*	Trustee	September 8, 2017
Roger P. Cheever

*	Trustee	September 8, 2017
Hilary M. Alger

*	Trustee	September 8, 2017
Nathan E. Saint-Amand

*	Trustee	September 8, 2017
Stephen E. O’Neil

*	Trustee	September 8, 2017
David Rosenberg

*By: /s/ Hal Liebes
Hal Liebes
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase